Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Operating Activities
Net loss before income tax	€ (1,544,691)	€ (4,481,601)	€ (3,130,635)
Items not affecting cash:
Stock based compensation	132,015	103,810
Bad debt expense	13,214	138,941	84,394
Recovery of bad debts	(57,536)
Loss from disposal of equipment	42,761
Depreciation of property and equipment	24,883	11,814	19,424
Amortization of intangible assets	242,118	49,684	49,984
Amortization of right-of-use assets	45,162	61,568	58,524
Accretion of lease liabilities	3,028	2,311	2,177
Gain on lease cancellation	(446)
Provision for inventory reserves			312,563
Gain from insurance recoveries on inventory		(1,937,819)
Impairment on inventory due to natural disaster		2,133,385
Changes in non-cash working capital items:
Inventories	(1,492,362)	3,438,571	4,207,694
Accounts receivable and other receivables	1,230,679	(843,993)	832,135
Deferred tax assets	159,621	157,397	(518,080)
Due from related parties	(8,213,386)	1,359,809	(1,306,861)
Due to related parties	64,958	(117,414)	(117,718)
Prepaid expense	(2,622,693)	27,770	(312,548)
Accounts payable and accrued liabilities	9,736,713	867,259	(609,310)
Accrued interest payable	340,810	14,901
Deferred tax liabilities	(2,744)	556	32,783
Income tax payable			578,319
Net cash provided by (used in) operating activities	(1,897,896)	986,949	182,845
Investing Activities
Short-term investments		1,992,000	(2,044,050)
Proceeds from return of short-term investments	17,493
Purchase of equipment	(8,748)	(126,592)	(28,025)
Purchase of intangible assets	(631,294)	(926,953)	(516,684)
Net cash provided by (used in) investing activities	(622,549)	938,455	(2,588,759)
Financing Activities
Net proceed from issuance of common stock through Initial public offering			3,354,781
Proceeds from debt bond	1,667,638	865,882
Repayment of debt bond	(219,463)
Repayment of bank loans	(90,374)	(237,480)	(228,150)
Net proceeds (repayment) from lines of credit	231,256	617,532	(4,116,483)
Repayment of lease liabilities	(47,940)	(63,996)	(60,523)
Payments to related parties	(1,124,328)	(2,142,353)	(640,332)
Proceeds from related parties	212,160	799,105	4,214,567
Net cash provided by (used in) financing activities	628,949	(161,310)	2,523,860
Net change in cash and cash equivalent	(1,891,496)	1,764,094	117,946
Cash and cash equivalent - beginning of period	2,384,625	620,531	502,585
Cash and cash equivalent - end of period	€ 493,129	€ 2,384,625	€ 620,531